SIGNIFICANT ACCOUNTING POLICIES - Exclusive Option Agreement (Details)	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares
SIGNIFICANT ACCOUNTING POLICIES
Purchase price for equity interests in Shenzhen Futu under exclusive option agreement | $ / shares	$ 1.00
Threshold of Shenzhen Futu disposes of Shenzhen Futu's material assets without prior written consent of Shen Si | $	$ 500,000